First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.917.1909

SEMI-ANNUAL REPORT – 6/30/2007

FOR CONTRACT HOLDERS OF:  THE FULCRUM FUNDSM

September 10, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7947 1933 Act Registration Numbers: 333-16929 CIK: 00001021148 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 30, 2007
AIM Variable Insurance Funds	896435	August 23, 2007
Delaware VIP Trust	814230	September 5, 2007
Gabelli Capital Series Funds Inc.	901246	August 28, 2007
Lazard Retirement Series Inc.	1033669	September 5, 2007
MFS Variable Insurance Trust	918571	August 23, 2007
Oppenheimer Variable Account Funds	752737	August 28, 2007
Old Mutual Insurance Series Fund	1029526	August 22, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007